INCOME TAX AND DEFERRED TAX ASSETS - Provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX AND DEFERRED TAX ASSETS
Deferred tax adjustment	$ (10,835)	$ (3,020)
Total income tax	$ (10,835)	$ (3,020)